Operating Costs And Expenses - Summary of Other Operating Expenses (Revenues), Net (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other operating income expense [line items]
Leasing and rentals	R$ 93	R$ 103	R$ 112
Advertising	19	30	13
Subsidies and donations	22	19	17
Onerous concession	3	3	3
Insurance	7	8	9
Net loss (gain) on deactivation and disposal of assets	7	193	112
Forluz - Administrative running cost	28	26	25
Collection agents	78	71	70
Fine for violation of service continuity standard (2)		42
Taxes and charges	9
Other expenses	106	63	79
Other operating expenses (revenues), net	405	383	155
Energy [member]
Disclosure of other operating income expense [line items]
Own consumption of energy	27	24	22
CCEE (Electricity Trading Chamber) [member]
Disclosure of other operating income expense [line items]
CCEE annual charge	R$ 6	8	8
Taesa [member]
Disclosure of other operating income expense [line items]
Gain on disposal, Taesa (1)		R$ (207)	(181)
Transchile Charrua Transmision SA [member]
Disclosure of other operating income expense [line items]
Gain on disposal, Transchile			R$ (134)